Earnings per Share_Basic Earnings per Share(Details)	12 Months Ended
	Dec. 31, 2019 KRW (₩) ₩ / shares shares		Dec. 31, 2019 $ / shares shares		Dec. 31, 2018 KRW (₩) ₩ / shares shares		Dec. 31, 2017 KRW (₩) ₩ / shares shares
Earnings per share
Weighted average number of ordinary shares outstanding (B)	391,131,683	[1]			396,499,958		398,724,962
Profit attributable to shareholders of the Parent Company | ₩	₩ 3,311,827,412,557				₩ 3,061,191,387,929		₩ 3,311,437,880,186
Deduction: Dividends on hybrid securities | ₩	6,512,500,000				0		0
Profit attributable to the ordinary equity holders of the Parent Company (A) | ₩	₩ 3,305,314,912,557				₩ 3,061,191,387,929		₩ 3,311,437,880,186
Basic earnings per share (C = A / B) | (per share)	₩ 8,451	[2],[3]	$ 7.31	[2],[3]	₩ 7,721	[3]	₩ 8,305
Explanation Of Adjustments Of Numerator To Calculate Basic Earnings Per Share	Basic earnings per share is calculated by dividing profit and loss attributable to ordinary equity holders of the Parent Company by the weighted average number of ordinary shares outstanding, excluding the treasury shares, during the years ended December 31, 2017, 2018 and 2019.				Basic earnings per share is calculated by dividing profit and loss attributable to ordinary equity holders of the Parent Company by the weighted average number of ordinary shares outstanding, excluding the treasury shares, during the years ended December 31, 2017, 2018 and 2019.		Basic earnings per share is calculated by dividing profit and loss attributable to ordinary equity holders of the Parent Company by the weighted average number of ordinary shares outstanding, excluding the treasury shares, during the years ended December 31, 2017, 2018 and 2019.
Number of shares
Earnings per share
Number of issued ordinary shares	415,807,920	[1]	415,807,920	[1]	418,111,537		418,111,537
Number of treasury shares	(26,173,585)	[1]	(26,173,585)	[1]	(22,560,240)		(19,147,923)
Number of ordinary shares outstanding	389,634,335	[1]	389,634,335	[1]	395,551,297		398,963,614
Accumulated Amount
Earnings per share
Number of issued ordinary shares	152,564,638,665	[1]	152,564,638,665	[1]	152,610,711,005		152,610,711,005
Number of treasury shares	(9,801,574,522)	[1]	(9,801,574,522)	[1]	(7,888,226,378)		(7,076,099,790)
Number of ordinary shares outstanding	142,763,064,143	[1]	142,763,064,143	[1]	144,722,484,627		145,534,611,215
Number Of Days	365	[1]			365		365
Weighted average number of ordinary shares outstanding (B)	391,131,683	[1]			396,499,958		398,724,962

[1]	Initial date of treasury stock that was deducted by the retirement is December 12, 2019.
[2]	The consolidated statement of comprehensive income for the year ended December 31, 2019 is prepared in accordance with IFRS 16, and the comparatives for the years ended December 31, 2017 and 2018 has not been restated.
[3]	The consolidated statements of comprehensive income for the years ended December 31, 2018 and 2019 are prepared in accordance with IFRS 9 and IFRS 15, and the comparatives for the year ended December 31, 2017 has not been restated.